Organizations and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2023
Organizations and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements	balances as of December 31, 2022 and June 30, 2023 and for the six months ended June 30, 2022 and 2023 was included in the accompanying condensed consolidated financial statements:
	As of December 31,	As of June 30,
	2022	2023
		RMB	USD
	RMB	(Unaudited)	(Note 2d)
Cash and cash equivalents	46,886	45,851	6,323
Other current assets	316,832	247,577	34,142
Total current assets	363,718	293,428	40,465
Property and equipment, net	131,291	88,743	12,238
Right-of-use assets, net	319,263	204,298	28,174
Other non-current assets	213,182	137,741	18,995
Total non-current assets	663,736	430,782	59,407
TOTAL ASSETS	1,027,454	724,210	99,872
Accounts payable	273,813	227,068	31,314
Lease liabilities, current	162,791	88,795	12,245
Other current liabilities	318,570	249,311	34,382
Total current liabilities	755,174	565,174	77,941
Lease liabilities, non-current	153,298	121,194	16,713
Other non-current liabilities	9,297	9,275	1,279
Total non-current liabilities	162,595	130,469	17,992
Total liabilities	917,769	695,643	95,933

Schedule of Consolidated Financial Statements of Revenue
	For the Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Note 2d)
Net revenues	283,515	270,102	37,249
Net loss	(198,796)	(50,016)	(6,898)
Net cash (used in)/ provided by operating activities	(14,274)	22,125	3,051
Net cash used in investing activities	(33,060)	(4,668)	(644)
Net cash used in financing activities	(17,952)	(18,492)	(2,550)